Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Business Acquisitions	Dec. 31, 2011 Business Acquisitions	Dec. 31, 2013 License Acquisitions	Dec. 31, 2012 License Acquisitions	Dec. 31, 2013 License Acquisitions 700 MHz Acquisition 1	Dec. 31, 2012 License Acquisitions 700 MHz Acquisition 1	Dec. 31, 2013 License Acquisitions 700 MHz Acquisition 2	Dec. 31, 2012 License Acquisitions 700 MHz Acquisition 2
Acquisitions, divestitures and exchanges
Licenses	$ 1,401,126,000	$ 1,456,794,000			$ 16,540,000	$ 122,690,000		$ 34,000,000		$ 57,700,000
Purchase price				24,600,000	16,540,000	122,690,000
Date of acquisition				May 09, 2011				Aug. 15, 2012		Nov. 20, 2012
Description of acquired entity			On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method. The gain was recorded in Gain (loss) on investments in the Consolidated Statement of Operations in 2011.				On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.		On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
Fair value equity investment prior to acquisition				25,700,000
Gain on equity investment remeasurement				$ 13,400,000
Ownership interest in equity method investment				49.00%
Valuation technique			income approach valuation method